Significant Agreements - Additional Information (Details) $ in Thousands, € in Millions	1 Months Ended		6 Months Ended
	Oct. 31, 2020 EUR (€)	Aug. 31, 2020 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Jun. 30, 2019
One
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Equity interest acquired (as a percent)			10.00%		10.00%			10.00%
Cash consideration			$ 2,900
Remaining undiscounted payments due			2,600		€ 2.5	$ 5,700	€ 5.0
Research Innovation Fund Financing
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Proceeds from RIF		€ 10.0	10,400
Principal amount		€ 15.0	$ 15,700
Interest rate		6.35%
Investments interest rate		15.00%
Annual interest rate in connection with transaction		3.175%
Long term debt term		8 years
Period of subsequent issuance		24 months
Equity interest held by related party			20.00%
Foreign currency translation gain			$ 900
Debt		€ 15.0	15,700
Research Innovation Fund Financing
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Noncontrolling interest			11,100			11,900
Maximum | Research Innovation Fund Financing
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Accretion of noncontrolling interest			$ 200
Call Option | One
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Equity interest acquired (as a percent)			10.00%		10.00%
Exercise price of call option to buy back ownership percentage	€ 6.0		$ 6,300
Puglia1 Grant
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Other income			400	$ 400
Grant funding for certain facility and equipment investments			400
Deferred income			5,500			6,400
Deferred income, current liability			800			900
Grant proceeds collected			0
Grants receivable			5,000			5,400
Puglia1 Grant | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Grant funding for certain research and development expenditures			100	200
Puglia 2 Grant
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Other income			1,000	$ 1,000
Deferred income			3,400			3,700
Deferred income, current liability			200			400
Grant proceeds collected			0
Grants receivable			$ 4,400			$ 3,600